Equity Investment Disclosure: Continuity of investment in KRD (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Continuity of investment in KRD
	2019 $	2018 $
Opening balance	133,397	-
Purchase of equity investment	6,608	256,560
Share of loss of equity investee	(117,318)	(129,675)
Foreign exchange	4,347	6,512
Ending balance	27,034	133,397